9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Due to related parties		$ 608,679	$ 637,105
Jason Weber
Services		Consulting fee and share-based payment
Due to related parties		$ 0	56,700
Rob Duncan
Services		Consulting fee and share-based payment
Due to related parties		$ 0	49,679
Pacific Opportunity Capital Ltd. (a)
Services	[1]	Accounting, financing and shareholder communication services
Due to related parties		$ 606,564 [1]	527,644	[2]
Mark Brown
Services		Expenses reimbursement
Due to related parties		$ 0	3,082
Marc G. Blythe
Services		Expenses reimbursement
Due to related parties		$ 2,115	$ 0

[1]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.
[2]	Includes a $63,465 advance that is non-interest bearing without specific terms of repayment.